AdvisorShares Athena High Dividend ETF (Prospectus Summary) | AdvisorShares Athena High Dividend ETF
ADVISORSHARES ATHENA HIGH DIVIDEND ETF (NYSE Arca Ticker: DIVI )
INVESTMENT OBJECTIVE
The AdvisorShares Athena High Dividend ETF (the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AdvisorShares Athena High Dividend ETF
MANAGEMENT FEES		0.80%
DISTRIBUTION (12b-1) FEES		none
OTHER EXPENSES	[1]	0.62%
TOTAL ANNUAL FUND OPERATING EXPENSES		1.42%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	[2]	0.43%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT		0.99%
[1]	Because the Fund is new, 'Other Expenses' are based on estimated amounts for the current fiscal year.
[2]	AdvisorShares Investments, LLC (the 'Advisor') has contractually agreed to reduce its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund's average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days' prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
AdvisorShares Athena High Dividend ETF	101	407

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in U.S. and foreign common stock of issuers of any capitalization range and American Depositary Receipts (“ADRs”) that provide investment exposure to global equity markets. To a lesser extent, the Fund may invest in affiliated and unaffiliated exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”; together with ETFs, “ETPs”), as well as real estate investment trusts (“REITs”), master limited partnerships, exchange-traded limited partnerships, and closed-end funds.

AthenaInvest Advisors LLC (the “Sub-Advisor”) manages the Fund's portfolio based on its patented Behavioral Portfolio Management methodology. The Sub-Advisor starts by applying a quantitative behavioral screen that narrows the equity universe to securities held in large part by mutual funds the Sub-Advisor believes to be most consistently pursuing their investment strategy. The Sub-Advisor then narrows this universe by a high dividend yield criteria and selects positions for the portfolio based on the highest combined ranking of the two dimensions.

On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and ETPs that invest in these and other highly liquid instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

American Depositary Receipt (“ADR”) Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Closed-End Fund Risk. Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value (“NAV”) of a closed-end fund's portfolio holdings. There can be no guarantee that shares of a closed-end held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund.

Equity Risk. The prices of equity securities in which the Fund holds positions may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Exchange-Traded Product Risk. The Fund may invest in certain ETPs. Through its positions in ETPs, the Fund will be subject to the risks associated with such ETP's investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETP or an ETN's reference assets could decrease (or increase in the case of short positions). An ETP's lack of liquidity can result in its value being more volatile than the underlying portfolio investment or reference asset. In addition, certain of the ETPs may hold common portfolio positions, thereby reducing any diversification benefits.

Exchange-Traded Note Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and, generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

Foreign Investment Risk. The Fund's investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Liquidity Risk. Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease.

Premium-Discount Risk. The Fund's shares may trade above or below their net asset value (“NAV”). The trading price of the Fund's shares may deviate significantly from their NAV during periods of market volatility.

Real Estate Investment Trusts Risk. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Trading Risk. Although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in view of the Exchange, make trading in shares inadvisable.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

FUND PERFORMANCE

A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.advisorshares.com.